Note 13 - Subordinated Debt - Schedule of Subordinated Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Subordinated Debt Due December 31, 2028 [Member]
Principal	$ 8,000
Unamortized Debt Issuance Costs	0
Net	8,000
Subordinated Debt Due March 15, 2025 [Member]
Principal	12,000
Unamortized Debt Issuance Costs	0
Net	12,000
Subordinated Debt Due March 15, 2025, 2 [Member]
Principal	2,000
Unamortized Debt Issuance Costs	0
Net	$ 2,000